Supplemental Cash Flow Information and Disclosure of Non-Cash Transactions (Tables) (Cheniere Energy Partners, LP [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Cash Flow, Supplemental [Line Items]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table provides supplemental disclosure of cash flow information (in thousands):

	Six Months Ended June 30,
	2014	2013
Cash paid during the year for interest, net of amounts capitalized	$49,219	$9,347
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliate)	289,453	450,767

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cash paid during the year for interest, net of amounts capitalized	$120,908	$160,273	$164,513
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliate)	166,252	99,680	—
Class B units issued in connection with the Creole Trail Pipeline Business acquisition	180,000	—	—